Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 214,871	$ 175,370
Unused commitments to extend credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	189,486	158,623
Standby letters of credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 25,385	$ 16,747